Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Income Taxes [Line Items]
Profit tax at a rate	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%	15.00%
Withholding tax	10.00%	10.00%
Income tax expense	¥ 45,880,022	$ 6,560,756	¥ 88,726,969		¥ 118,452,255
Income tax expense amounted	503,261
Income tax expense amounted (in Dollars) | $		71,965
Tax losses carryforwards	490,860,337					$ 70,206,839
Uncertain tax amount	320,050,892		316,421,543			45,766,669
Uncertain tax positions	316,134,032					45,206,565
Interest expense	7,644,628	1,093,167	6,310,152		¥ 14,053,841
Interest expense and penalty	142,188,369	20,332,666
PRC [Member]
Income Taxes [Line Items]
Uncertain tax positions			310,887,764
PRC [Member] | Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
Deferred tax assets, carryforwards	315,742,375		310,887,764			45,150,599
Chinese Mainland [Member]
Income Taxes [Line Items]
Income tax expense	45,376,761	6,488,791
Interest expense		$ 1,859,536	¥ 17,947,223
China [Member]
Income Taxes [Line Items]
Interest expense	¥ 13,003,918
Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Profit tax at a rate	16.50%	16.50%
Inland Revenue, Hong Kong [Member] | PRC [Member]
Income Taxes [Line Items]
Profit tax at a rate	25.00%	25.00%
State Administration of Taxation, China [Member]
Income Taxes [Line Items]
Tax liability unrecognized	¥ 7,299,300					1,043,786
Deferred tax liabilities related to undistributed earnings	¥ 25,508,844					$ 3,647,716